Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 1	$ 0	₨ 0		₨ 0
Balances with banks
- On current accounts	14,500	176	27,359		19,474
- Deposits with original maturity of less than 3 months	23,681	288	1,020		1,205
Total cash and cash equivalents	₨ 38,182	$ 465	₨ 28,379	$ 345	₨ 20,679	₨ 13,089